SUPPLEMENT DATED SEPTEMBER 12, 2006 TO THE STATEMENT
                OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2005

                          JNL(R) INVESTORS SERIES TRUST

On page 11, please delete the table in its entirety, and replace it with the following:

------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
                                                                                          Number of
                                                                                          Portfolios in the   Other
                                Current        Length of                                  Fund Complex        Trusteeships held
Trustee/Officer (age) &         Position       Time        Principal Occupation for the   Overseen by the     by the Trustee
Address                         with Trust     Served      Past 5 Years                   Trustee
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
---------------------------------------------------------------------------------------------------------------------------------
Officers
---------------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
Mark D. Nerud (40)              Vice           8/97 to     Chief Financial Officer of       Not Applicable      Not Applicable
1 Corporate Way                 President      present     the Adviser (11/00 to
Lansing, MI 48951                                          present) and Managing Board
                                Treasurer      12/02 to    Member of the Adviser (11/00
                                and Chief      present     to 11/03); Vice President,
                                Financial                  Treasurer, Chief Financial
                                Officer                    Officer of other Investment
                                                           Companies advised by the
                                                           Adviser; Vice President -
                                                           Fund Accounting &
                                                           Administration of Jackson
                                                           National Life Insurance
                                                           Company (1/00 to present)
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
Susan S. Rhee (34)              Vice           2/04 to     Secretary of the Adviser         Not Applicable      Not Applicable
1 Corporate Way                 President,     present     (11/00 to present);
Lansing, MI 48951               Counsel and                Assistant Vice President of
                                Secretary                  Jackson National Life
                                                           Insurance Company (8/03 to
                                                           present); Associate General
                                                           Counsel of Jackson National
                                                           Life Insurance Company (7/01
                                                           to present); Senior Attorney
                                                           of Jackson National Life
                                                           Insurance Company (1/00 to
                                                           7/01)
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
Steven J. Fredricks (36)        Chief          1/05 to     Attorney of Jackson National     Not Applicable      Not Applicable
1 Corporate Way                 Compliance     present     Life Insurance Company (2/02
Lansing, MI 48951               Officer                    to 1/05); Contract Attorney,
                                                           Godfrey & Kahn, S.C. (2001 -
                                                           2002); Assistant General
                                                           Counsel, Aid Association for
                                                           Lutherans (1997 to 2001)
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
Daniel W. Koors (36)            Assistant      9/06 to     Assistant Vice President of      Not Applicable      Not Applicable
1 Corporate Way                 Treasurer      present     Jackson National Life
Lansing, MI 48951                                          Insurance Company (9/06 to
                                                           present); Partner of
                                                           Deloitte & Touche LLP
                                                           (2003 to June 2006);
                                                           Senior Manager of
                                                           Deloitte & Touche LLP
                                                           (2000 to 2003)
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------

This Supplement is dated September 12, 2006.